Other Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2022
Other Accounts Payable [Abstract]
Schedule of other accounts payable
	Total		Current		Non-current
In thousands of soles	2021	2022	2021	2022	2021	2022
Advances received from customers (a)	322,680	365,730	315,644	350,194	7,036	15,536
Taxes payable	124,004	165,831	112,737	137,819	11,267	28,012
Salaries and other personnel payables (b)	126,466	99,225	126,466	99,225	-	-
Arbitration payable (c)	58,502	73,348	58,502	34,560	-	38,788
Accounts payable Consorcio Ductos del Sur (d)	77,665	25,652	29,242	12,921	48,423	12,731
Guarantee deposits (e)	26,017	18,552	26,017	18,552	-	-
Share purchase agreement - Inversiones Sur (f)	15,992	15,280	-	15,280	15,992	-
Acquisition of additional non-controlling interest - Vial y Vives DSD (g)	25,253	9,344	25,253	9,344	-	-
Royalties payable (h)	5,668	9,303	5,668	9,303	-	-
Put option liability on Morelco S.A.S. acquisition (i)	27,986	-	27,986	-	-	-
Other accounts payable	37,117	25,496	27,466	18,244	9,651	7,252
	847,350	807,761	754,981	705,442	92,369	102,319

(a)	Advances received from customers mainly correspond to the engineering and construction and real estate segments; and are deducted from invoicing in accordance with the terms of the agreements.

(b)	Salaries and profit sharing payable are classified as follows:

(c)	Obligations arising from arbitration awards at December 31, 2022 correspond to Empresa de Generacion Electrica Machupichu S.A. for S/38.1 million; Andritz Hydro S.A. for S/31.7 million; SEDAPAL S.A. for S/2.8 million; Programa Subsectorial de Irrigaciones - PSI for S/0.7 million (Andritz Hydro S.A. for S/58.5 million at December 31, 2021). During the years 2021 and 2022, as a result of those Abritation Awards, the Corporation recorded expenses for an amount of S/38.1 million and S/41.6 million, respectively, which is presented in the caption “Cost of sales and services” of the consolidated statement of income (Note 25.ii).

(d)	The other accounts payable of Consorcio Constructor Ductos del Sur corresponds to payment obligations to suppliers and main subcontractors for S/ 25.6 million (S/ 77.6 million as of December 31, 2021), assumed by the subsidiary Cumbra Peru S.A. as a result of the termination of operations of Gasoducto Sur Peruano S.A. (Note 14)

(e)	Correspond to withholdings from subcontractors to guarantee compliance with service contracts until completion of the work. As of December 31, 2022, the detail is composed of S/6.6 million in Cumbra Peru S.A.; S/2.5 million in Consorcio Inti Punku; S/2.5 million in Vial y Vives DSD; S/ 1.6 million in Unna Energia S.A.; S/ 4.1 million in Viva Negocio Inmobiliario S.A.C. and S/1.2 million in other minor. (for S/14.9 million in Cumbra Peru S.A.; S/1 million in Consorcio Inti Punku; S/4.7 million in Vial y Vives - DSD S.A.; S/ 1.8 million in Unna Energia S.A.; S/ 3.1 million in Viva Negocio Inmobiliario S.A.C. and S/0.5 million in other minor as of December 31, 2021).

(f)	Agreement signed between the Subsidiary Viva Inmobiliaria S.A. and Inversiones Sur S.A. regarding the purchase agreement of shares in the amount of US$4 million, maturing in 2023.

(g)	During 2016, GyM Chile S.P.A. acquired an additional 13.69% of shares in Vial y Vives - DSD S.A. at a total purchase price of S/ 51.1 million. As of December 31, 2022, the outstanding balance of this transaction amounts to S/ 9.3 million (S/ 25.3 million in 2021).

(h)	In compliance with the license agreement between Unna Energia S.A. and Perupetro S.A. for Lot III and Lot IV, payables corresponding to royalties were recorded as of December 31, 2022 totaling S/9.3 million (S/5.7 million as of December 31, 2021).

(i)	In 2021 Cumbra Peru S.A. renegotiated the terms of the put option agreement and in December 2021 acquired all non-controlling interest of Morelco, for US$ 15.4 million keeping an outstanding balance for US$7 million (equivalent to S/28 million). As a consequence of the liabilities renegotiation, Cumbra Peru S.A. recognized an income of S/70.3 million in ‘Other income and expenses’ (Note 27). As of December 31, 2022, Cumbra Peru S.A. settled all liabilities.

Schedule of advances received from customers relate mainly to construction projects
	Total		Current		Non-current
In thousands of soles	2021	2022	2021	2022	2021	2022
Vial y Vives - DSD S.A. - Quebrada Blanca Project (i)	120,642	91,107	120,642	91,107	-	-
Cumbra Peru S.A. - Jorge Chavez Airport (ii)	22,820	88,114	22,820	88,114	-	-
Viva Inmobiliaria S.A.C. - Real estate projects (iii)	80,188	85,741	80,188	85,741	-	-
Proyecto Especial de Infraestructura de Transporte Nacional	19,582	33,879	12,765	32,995	6,817	884
Cumbra Peru S.A. - San Gabriel – Buenaventura Project (iv)	-	33,206	-	18,743	-	14,463
Vial y Vives - DSD S.A. - Minera Spence (v)	-	12,536	-	12,536	-	-
Vial y Vives - DSD S.A. - Refineria ENAP (vi)	3,443	9,472	3,443	9,472	-	-
Cumbra Peru S.A. - Concentrator Plant and Quellaveco Tunnel	10,841	5,984	10,841	5,984	-	-
Cumbra Ingenieria S.A. - Mina Gold Fields La Cima S.A. Project	-	1,986	-	1,986	-	-
Vial y Vives - DSD S.A. - Modernization and expansion - Arauco Plant	52,063	-	52,063	-	-	-
Cumbra Peru S.A. - Piura Gas Pipeline Project	5,745	-	5,745	-	-	-
Cumbra Peru S.A. - Machu Picchu	4,748	-	4,748	-	-	-
Others	2,608	3,705	2,389	3,516	219	189
	322,680	365,730	315,644	350,194	7,036	15,536

(i)	Corresponds to advances received from Minera Teck for the construction and assembly of the Pebble crushing mill project, the advances are applied against reimbursable invoices through the approved PDEs. The balance at December 31, 2022 is S/91.1 million (S/120.6 million at December 31, 2021).

(ii)	The movement is due to the advance received in 2022 in Consorcio Inti Punku, for the LAP3 EPC project, corresponding to the construction of the Jorge Chavez airport terminal, for S/88 million and the amortization of the entire balance of 2021 S/22.8 million.

(iii)	As of December 31, 2022, advances from customers for the sale of real estate correspond to the following real estate projects: a) Parques de Comas S/74.8 million, b) Parques de Huancayo S/3.6 million, c) Parques de Carabayllo S/5.2 million, d) Parques del Callao S/1.5 million, e) other minor S/0.6 million (S/58.9 million, S/6.2 million, S/9 million, S/3.9 million, S/2.1 million, as of December 31, 2021, respectively).

(iv)	The balance is due to advances received during the fourth quarter of 2022 corresponding to an earthmoving project in the mining sector valued at US$ 87.3 million (approximately S/333.1 million), which started operations at the end of 2022. The balance as of December 31, 2022 is US$ 8.7 million (equivalent to S/33.2 million).

(v)	Design and construction project for improvements to the Ripios plant of Minera Spence, lump sum EPC contract. The balance at December 31, 2022 is S/12.5 million.

(vi)	Corresponds to the contract for the construction and assembly of two tanks to increase crude oil storage capacity at the BIOBIO refinery. The balance at December 31, 2022 is S/9.4 million (S/3.4 million at December 31, 2021).

Schedule of the salaries and profit sharing payable
In thousands of soles	2021	2022
Vacation	42,762	30,854
Compensation for time of service	46,103	27,964
Bonus salaries	15,910	23,393
Wages and salaries	9,105	8,915
Workers’ profit sharing	10,384	4,996
Other remuneration	2,202	3,103
	126,466	99,225

(c)	Obligations arising from arbitration awards at December 31, 2022 correspond to Empresa de Generacion Electrica Machupichu S.A. for S/38.1 million; Andritz Hydro S.A. for S/31.7 million; SEDAPAL S.A. for S/2.8 million; Programa Subsectorial de Irrigaciones - PSI for S/0.7 million (Andritz Hydro S.A. for S/58.5 million at December 31, 2021). During the years 2021 and 2022, as a result of those Abritation Awards, the Corporation recorded expenses for an amount of S/38.1 million and S/41.6 million, respectively, which is presented in the caption “Cost of sales and services” of the consolidated statement of income (Note 25.ii).

(d)	The other accounts payable of Consorcio Constructor Ductos del Sur corresponds to payment obligations to suppliers and main subcontractors for S/ 25.6 million (S/ 77.6 million as of December 31, 2021), assumed by the subsidiary Cumbra Peru S.A. as a result of the termination of operations of Gasoducto Sur Peruano S.A. (Note 14)

(e)	Correspond to withholdings from subcontractors to guarantee compliance with service contracts until completion of the work. As of December 31, 2022, the detail is composed of S/6.6 million in Cumbra Peru S.A.; S/2.5 million in Consorcio Inti Punku; S/2.5 million in Vial y Vives DSD; S/ 1.6 million in Unna Energia S.A.; S/ 4.1 million in Viva Negocio Inmobiliario S.A.C. and S/1.2 million in other minor. (for S/14.9 million in Cumbra Peru S.A.; S/1 million in Consorcio Inti Punku; S/4.7 million in Vial y Vives - DSD S.A.; S/ 1.8 million in Unna Energia S.A.; S/ 3.1 million in Viva Negocio Inmobiliario S.A.C. and S/0.5 million in other minor as of December 31, 2021).

(f)	Agreement signed between the Subsidiary Viva Inmobiliaria S.A. and Inversiones Sur S.A. regarding the purchase agreement of shares in the amount of US$4 million, maturing in 2023.

(g)	During 2016, GyM Chile S.P.A. acquired an additional 13.69% of shares in Vial y Vives - DSD S.A. at a total purchase price of S/ 51.1 million. As of December 31, 2022, the outstanding balance of this transaction amounts to S/ 9.3 million (S/ 25.3 million in 2021).

(h)	In compliance with the license agreement between Unna Energia S.A. and Perupetro S.A. for Lot III and Lot IV, payables corresponding to royalties were recorded as of December 31, 2022 totaling S/9.3 million (S/5.7 million as of December 31, 2021).

(i)	In 2021 Cumbra Peru S.A. renegotiated the terms of the put option agreement and in December 2021 acquired all non-controlling interest of Morelco, for US$ 15.4 million keeping an outstanding balance for US$7 million (equivalent to S/28 million). As a consequence of the liabilities renegotiation, Cumbra Peru S.A. recognized an income of S/70.3 million in ‘Other income and expenses’ (Note 27). As of December 31, 2022, Cumbra Peru S.A. settled all liabilities.